Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of anti dilutive common shares
	For the Years Ended December 31,
	2022	2021
Options	162,956	137,050
Warrants	3,435,728	557,695
Total potentially dilutive shares	3,598,684	694,745